Quarterly Results of Operations - Unaudited (Notes)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (Unaudited)
Quarterly Results of Operations (Unaudited)
As described in Note 2, because the CAC Merger was accounted for as a reorganization among entities under common control, the unaudited quarterly results of operations includes the financial results of CAC as if it were consolidated for all periods presented, derived from the historical accounting records and financial statements of CEC and CAC. The following table also presents a reconciliation to our previously reported unaudited quarterly results of operations.

As recast for CAC Merger
(In millions, except per share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
2017
Net revenues	$966	$1,008	$993	$1,901	$4,868
Income from operations	150	149	83	155	537
Net income/(loss)	(508)	(1,432)	(439)	2,004	(375)
Net income/(loss) attributable to Caesars	(507)	(1,432)	(433)	2,004	(368)
Basic earnings/(loss) per share	(3.44)	(9.62)	(2.90)	3.01	(1.32)
Diluted earnings/(loss) per share	(3.44)	(9.62)	(2.90)	2.48	(1.32)

2016
Net revenues	$953	$993	$985	$946	$3,877
Income/(loss) from operations	80	106	(52)	92	226
Net loss	(284)	(2,050)	(277)	(467)	(3,078)
Net loss attributable to Caesars	(287)	(2,054)	(244)	(464)	(3,049)
Basic loss per share	(1.97)	(14.09)	(1.66)	(3.16)	(20.85)
Diluted loss per share	(1.97)	(14.09)	(1.66)	(3.16)	(20.85)

As previously reported
(In millions, except per share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
2017
Net revenues	$963	$1,002	$986
Income from operations	158	157	86
Net loss	(524)	(1,426)	(460)
Net loss attributable to Caesars	(546)	(1,442)	(468)
Basic loss per share	(3.71)	(9.68)	(3.14)
Diluted loss per share	(3.71)	(9.68)	(3.14)

2016
Net revenues	$950	$992	$986	$949	$3,877
Income/(loss) from operations	88	111	(44)	102	257
Net income/(loss)	(274)	(2,043)	5	(435)	(2,747)
Net loss attributable to Caesars	(308)	(2,077)	(643)	(541)	(3,569)
Basic loss per share	(2.12)	(14.25)	(4.38)	(3.68)	(24.41)
Diluted loss per share	(2.12)	(14.25)	(4.38)	(3.68)	(24.41)

Comparison to recast
(In millions, except per share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
2017
Net revenues	$3	$6	$7
Income from operations	(8)	(8)	(3)
Net loss	16	(6)	21
Net loss attributable to Caesars	39	10	35
Basic loss per share	0.27	0.06	0.24
Diluted loss per share	0.27	0.06	0.24

2016
Net revenues	$3	$1	$(1)	$(3)	$—
Income/(loss) from operations	(8)	(5)	(8)	(10)	(31)
Net income/(loss)	(10)	(7)	(282)	(32)	(331)
Net loss attributable to Caesars	21	23	399	77	520
Basic loss per share	0.15	0.16	2.72	0.52	3.56
Diluted loss per share	0.15	0.16	2.72	0.52	3.56

First Quarter of 2016 through the Fourth Quarter of 2017: We significantly increased our accrual for restructuring commitments beginning in the first quarter of 2016, and our accrual was updated quarterly. These obligations were settled on the Effective Date. See Note 1.
Third Quarter of 2016: As described in Note 18, during the third quarter of 2016, CIE sold its SMG Business, which resulted in a pre-tax gain of approximately $4.2 billion.
Fourth Quarter of 2017: CEOC LLC’s results are consolidated with CEC subsequent to the Effective Date (see Note 2), interest expense was recognized for failed sale-leaseback transactions (see Note 10), an income tax benefit was recognized (see Note 17) and we updated our estimated value of OpCo and the VICI Call Right Agreement through the Effective Date which reduced our Restructuring and support expenses. Additionally, there were 36 million weighted average dilutive potential common shares related to the CEC Convertible Notes included in the Diluted earnings per share calculation.